CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Receivables from Financing Activities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Receivables from financing activities	€ 1,143,968	€ 939,607
Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	1,132,979	925,878
Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	€ 10,989	€ 13,729